Document and Entity Information	12 Months Ended
Dec. 31, 2024 shares
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2024
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-37790
Entity Registrant Name	51Talk Online Education Group
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	24 Raffles Place #17-04 Clifford Centre
Entity Address, Country	SG
Entity Address, Postal Zip Code	048621
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Firm ID	5395
Auditor Name	Marcum Asia CPAs LLP
Auditor Location	New York, New York
Entity Central Index Key	0001659494
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Amendment Flag	false
ADS
Title of 12(b) Security	American Depositary Shares, each representing fifteen Class A ordinary shares, par value US$0.0001 per share
Trading Symbol	COE
Security Exchange Name	NYSEAMER
Entity Common Stock, Shares Outstanding	4,554,495
Class A ordinary shares
Title of 12(b) Security	Class A ordinary shares, par value US$0.0001 per share*
Security Exchange Name	NYSEAMER
Entity Common Stock, Shares Outstanding	247,187,397
No Trading Symbol Flag	true
Class B ordinary shares
Entity Common Stock, Shares Outstanding	103,606,980
Business Contact
Contact Personnel Name	David Chung
Contact Personnel Email Address	ir@51talk.com
Entity Address, Address Line One	Room 2010 - 2011, 20/F, Tower 1, Times Square, Causeway Bay
Entity Address, City or Town	Hong Kong
Entity Address, Country	CN
Ordinary Shares
Entity Common Stock, Shares Outstanding	350,794,377